Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt
Schedule of long-term debt

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2020	2019
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	$252,245	$282,360
$55 million revolving credit facility		34,279	26,279
Hilda loan facility	Hilda Knutsen	78,462	84,615
Torill loan facility	Torill Knutsen	81,667	88,333
$172.5 million loan facility	Dan Cisne, Dan Sabia	58,340	70,739
Raquel loan facility	Raquel Knutsen	52,725	57,955
Tordis loan facility	Tordis Knutsen	75,871	80,931
Vigdis loan facility	Vigdis Knutsen	77,136	82,196
Lena loan facility	Lena Knutsen	75,950	80,850
Brasil loan facility	Brasil Knutsen	50,997	57,281
Anna loan facility	Anna Knutsen	62,196	66,274
Tove loan facility	Tove Knutsen	86,250	—
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	—
Total long-term debt		$1,036,118	$1,002,813
Less: current installments		186,723	85,945
Less: unamortized deferred loan issuance costs		2,535	2,492
Current portion of long-term debt		184,188	83,453
Portion due after one year		849,395	916,868
Less: unamortized deferred loan issuance costs		3,238	4,925
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$846,157	$911,943

Schedule of partnership's outstanding debt repayable

The Partnership’s outstanding debt of $1,036.1 million as of December 31, 2020 is repayable as follows :

(U.S. Dollars in thousands)	Period repayment	Balloon repayment	Total
2021	90,912	95,811	186,723
2022	75,577	236,509	312,086
2023	59,902	235,185	295,087
2024	18,240	123,393	141,633
2025	4,583	96,006	100,589
2026 and thereafter	—	—	—
Total	$249,214	$786,904	$1,036,118